Acquisitions	12 Months Ended
Dec. 31, 2017
Acquisitions [Abstract]
ACQUISITIONS

NOTE 3 – ACQUISITIONS

Effective September 23, 2016, EMR entered into a Stock Purchase Agreement (“SPA”) in which EMR purchased all the shares of First Medical Solutions, Inc., a Florida corporation (“FMS”) from Denis Salins, the sole shareholder of FMS. Pursuant to the SPA, EMR acquired FMS whereby FMS became a wholly owned subsidiary of EMR. FMS has developed a proprietary and fully integrated software program for the healthcare industry, targeting the ambulatory care market for electronic medical records. The purchase price was nine hundred seventy-seven thousand two hundred and fifty dollars ($977,250) of which two hundred fifty thousand dollars ($250,000) was paid in cash at close, twenty-seven thousand two hundred and fifty dollars ($27,250) was paid in the form of fifty thousand (50,000) shares of EMR’s common stock, and EMR issued a three (3) year convertible promissory note (“FMS Note”) for seven hundred thousand dollars ($700,000).

Effective September 26, 2016, EMR entered into a Purchase Agreement (“PA”) in which EMR purchased all the membership interests of EMRgence, LLC. (“EMRG”), a Florida limited liability corporation, from Susan Turcotte, the sole member of EMRG. Pursuant to the PA, EMR acquired EMRG whereby EMRG became a wholly owned subsidiary of EMR. EMRG has developed a proprietary software program for the healthcare industry, targeting the vascular care market for electronic medical records. The purchase price was five hundred thousand dollars ($500,000) of which three hundred thousand dollars ($300,000) was paid in cash at close and EMR issued a three (3) year convertible promissory note (“EMRG Note”) for two hundred thousand dollars ($200,000). On November 7, 2016, an additional purchase price payment of $11,907 was paid to Susan Turcotte for net revenues earned for the period from September 1, 2016 through September 25, 2016.

The acquisition date estimated fair value of the consideration transferred consisted of the following:

Tangible assets acquired	$18,119
Liabilities assumed	(6,395)
Net tangible assets	11,724

Non-compete agreements	4,121
Customer list	346,018
Software	1,127,294
Total purchase price	$1,489,157

Effective January 1, 2017 (the “Effective Date”), EMR entered into a Purchase Agreement (“Agreement”) by and among Empower Technologies, Inc., a Nevada corporation (“ETI”), and its sole shareholder Dr. John F. Stagl (the “Seller” and together with ETI and the Company, the “Parties”).  Pursuant to the Agreement, the Company purchased all of the Capital Stock (as defined in the Agreement) of ETI from the Seller (the “ETI Shares”) in exchange for (i) $500,000, subject to certain post-closing adjustments for working capital and deferred revenue, consisting of (a) $300,000 in cash, and (b) a Convertible Promissory Note (the “Note”) issued in favor of the Seller in the principal amount of $150,000 payable over a 36 month period, with 6% annual interest, convertible into common stock of the Company at a price of $3.00 per share (the “Purchase Price”). On January 16, 2017, in accordance with the terms and conditions of the Agreement, ETI became a wholly owned subsidiary of the Company (the “Closing Date”). The post-closing adjustments referenced above consisted of $4,648 reduction in cash at closing for working capital and a reduction of the convertible promissory note of $50,000 for deferred revenue.

The acquisition date estimated fair value of the consideration transferred consisted of the following:

Liabilities assumed	$(89,911)
Net liabilities assumed	(89,911)

Non-compete agreements	53,103
Customer list	482,160
Total purchase price	$535,263

Effective January 1, 2017 (the “Effective Date”), EMR Technologies, Inc., a Nevada corporation (the “Company”) entered into a Purchase Agreement (“Agreement”) by and among Digital Medical Solutions, Inc., a Florida corporation (“DMSI”), and its sole shareholder Dr. Joseph J. Memminger III (the “Seller” and together with DMSI and the Company, the “Parties”).  Pursuant to the Agreement, the Company purchased all of the Capital Stock (as defined in the Agreement) of DMSI from the Seller (the “DMSI Shares”) in exchange for (i) $1,000,000, subject to certain post-closing adjustments for working capital and earnings before interest, taxes, depreciation, and amortization, consisting of (a) $750,000 in cash, and (b) a Convertible Promissory Note (the “Note”) issued in favor of the Seller in the principal amount of $250,000 payable over a 36 month period, with 6% annual interest, convertible into common stock of the Company at a price of $3.00 per share (the “Purchase Price”). On March 15, 2017, in accordance with the terms and conditions of the Agreement, DMSI became a wholly owned subsidiary of the Company (the “Closing Date”).

The acquisition date estimated fair value of the consideration transferred consisted of the following:

Tangible assets acquired	$300,932
Liabilities assumed	(135,219)
Net tangible assets	165,713
Customer list	384,287
Software	450,000
Total purchase price	$1,000,000

The agreements resulted in the purchase of 100% of the outstanding shares of FMS, EMRG, ETI, and DMSI.

As of December 31, 2017, the Company has recorded an estimated fair value of the intangible assets of FMS, EMRG, ETI, and DMSI based on a preliminary purchase price allocation prepared by management.  As a result, during the preliminary purchase price allocation period, which may be up to one year from the business combination date, we may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. After the preliminary purchase price allocation period, we record adjustments to assets acquired or liabilities assumed subsequent to the purchase price allocation period in our operating results in the period in which the adjustments were determined.

Pro-forma Financial Information

The following unaudited pro-forma information presents the combined results of operations for the periods as if the acquisition of FMS, EMRG, ETI, and DMSI had been completed on January 1, 2017 and 2016.

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016

Revenue	$808,563	$828,468
Total expenses	2,018,823	2,812,833
Net loss	$(1,210,260)	$(1,984,365)
Net loss per common share, basic and diluted	$(0.12)	$(0.27)